SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Streamex Exchange Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

10. SUBSEQUENT EVENTS

Subsequent to March 31, 2025 the Company:

●	Issued 11,743,770 shares for proceeds of $200,174.

●	Entered into a Share Purchase Agreement with BioSig Technologies Inc. (“BioSig”), pursuant to which all of the issued and outstanding shares of the Company will be acquired by a wholly-owned subsidiary of BioSig in exchange for 109,070,079 exchangeable shares. These exchangeable shares are initially convertible into no more than 19.99% of BioSig’s outstanding common stock on a pre-transaction basis. Following the transaction, BioSig intends to seek stockholder approval for additional share issuance. If approved, Streamex shareholders will become entitled to receive additional BioSig shares such that they will collectively own 75% of the fully diluted common stock of the combined entity.

11. SUBSEQUENT EVENTS

Subsequent to December 31, 2024, the Company:

●	Issued 12,181,270 shares for proceeds of $325,644.

●	Entered into a Share Purchase Agreement with BioSig Technologies Inc. (“BioSig”), pursuant to which all of the issued and outstanding shares of the Company will be acquired by a wholly-owned subsidiary of BioSig in exchange for 109,070,079 exchangeable shares. These exchangeable shares are initially convertible into no more than 19.99% of BioSig’s outstanding common stock on a pre-transaction basis. Following the transaction, BioSig intends to seek stockholder approval for additional share issuance. If approved, Streamex shareholders will become entitled to receive additional BioSig shares such that they will collectively own 75% of the fully diluted common stock of the combined entity.